Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

										Company
					Average	Average	Value of Initial Fixed $100			Selected
	SCT Total	CAP	SCT Total	CAP	SCT Total	CAP	Investment Based on:			Measure:
	PEO	PEO	PEO	PEO	Non-PEO	Non-PEO		Peer Group	Net income	Total
	Haviland	Haviland	Albers	Albers	NEOs	NEOs	TSR	TSR	(loss)	Revenues
Year (1)	($)(2)	($)(3)	($)(2)	($)(4)	($)(2)	($)(5)	($)(6)	($)(7)	($ millions)	($ millions)
2023	6,432,012	17,443,365	N/A	N/A	2,525,661	6,756,954	115	115	(507)	249
2022	6,217,694	1,110,115	1,594,102	(9,751,962)	2,571,437	(1,713,167)	55	111	(558)	204
2021	N/A	N/A	9,713,304	7,061,616	3,747,755	3,452,235	134	125	(644)	180
2020	N/A	N/A	6,344,667	14,864,113	3,348,422	5,488,406	140	126	314	794

(1)	PEO and non-PEO NEOs for the applicable years were as follows:

●   2023: Kathryn Haviland, M.B.A, served as the company’s PEO for the entirety of 2023. The company’s non-PEO NEOs for 2023 were: Michael Landsittel, M.B.A, Fouad Namouni, MD., Christina Rossi, M.B.A, and Percy H. Carter, M.B.A, Ph.D.

●   2022: Jeffrey W. Albers, M.B.A, served as the company’s PEO through April 3, 2022 when Kathryn Haviland became the Company’s PEO. The company’s non-PEO NEOs for 2022 were: Michael Landsittel, M.B.A, Fouad Namouni, MD., Christina Rossi, M.B.A, and Tracey L. McCain, Esq.

●   2021: Jeffrey W. Albers, M.B.A, served as the company’s PEO for the entirety of 2021. The company’s non-PEO NEOs for 2021 were: Michael Landsittel, M.B.A, Percy H. Carter, M.B.A, Ph.D., Fouad Namouni, MD., and Kathryn Haviland, M.B.A.

●

2020: Jeffrey W. Albers, M.B.A, served as the company’s PEO for the entirety of 2020. The company’s non-PEO NEOs for 2020 were: Michael Landsittel, M.B.A, Fouad Namouni, MD., Tracey L. McCain, Esq., and Kathryn Haviland, M.B.A.

(2)     Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in which the NEO served as PEO in the case of Jeffrey W. Albers and Kathryn Haviland and (ii) the average of the total compensation reported in the SCT for the applicable year for the company’s named executive officers other than the individual serving as PEO for all or a portion of such years.

(3)     Amounts reported in this column are based on total compensation reported for Kathryn Haviland in the SCT for 2023 and 2022 since her PEO tenure began on April 4, 2022, and are adjusted as shown in the table below to reflect the CAP. Ms. Haviland’s annual equity awards granted on March 1, 2022 are included in the CAP as they were granted to her in connection with her transition to our PEO. In response to the SEC Staff’s C&DIs dated September 27, 2023, we updated our calculation of expected life for 2023 valuations to be in compliance with the new guidance. There were no adjustments from dividends, pension plans or awards that failed to meet applicable vesting conditions.

	Haviland
	2023	2022
SCT - Total Compensation	$6,432,012	$6,217,694
ꟷ Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(4,916,892)	(5,050,088)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	11,269,918	3,014,690
+ Fair Value of Awards Granted during the FY that Vested During the FY	498,686	447,695
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	3,896,364	(2,376,915)
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	263,278	(1,142,960)
= Compensation Actually Paid (CAP)	$17,443,365	$1,110,115

(4)     Amounts reported in this column are based on total compensation reported for Jeffrey W. Albers, M.B.A, in the SCT for the indicated fiscal years and adjusted as shown in the table below to reflect the CAP. Year 2022 includes compensation and changes in fair value through April 3, 2022, Mr. Albers’ last day as our PEO. There were no adjustments from dividends, pension plans or awards that failed to meet applicable vesting conditions. The amounts are inclusive of an increase of $80,636 in fair value that resulted from the following two modifications to Mr. Albers' awards under FASB ASC Topic 718: (1) in January 2022, when the company announced the transition of Mr. Albers' role from chief executive officer to executive chairman, the company recorded an accounting modification of Mr. Albers’ unvested non-qualified stock option and RSU awards due to continued vesting after significant reduction in Mr. Albers' responsibilities; (2) in December 2022, the company recorded a modification of Mr. Albers’ non-qualified stock option and RSU awards when the company and Mr. Albers entered into an Amendment Agreement, pursuant to which the parties amended the terms of each of the outstanding non-qualified stock option and RSU awards granted to Mr. Albers to provide, among other things, that such non-qualified options and RSU awards will: (i) continue to vest for as long as Mr. Albers continues to provide services to the company as an employee, member of our board of directors or consultant and (ii) with respect to such non-qualified stock options, unless Mr. Albers is terminated for cause, be exercisable until twelve (12) months following the date Mr. Albers ceases to provide services to the company or the applicable expiration date (as defined in the respective agreements), if earlier.

	Albers
	2022	2021	2020
SCT - Total Compensation	$1,594,102	$9,713,304	$6,344,667
ꟷ Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(946,892)	(8,330,904)	(5,146,092)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	544,544	7,762,198	10,547,747
+ Fair Value of Awards Granted during the FY that Vested During the FY	83,931	720,892	827,136
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	(7,407,649)	(1,108,581)	2,923,579
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	(3,700,634)	(1,695,294)	(632,923)
+ Change in Fair Value of Awards Modified during the FY	80,636	-	-
= Compensation Actually Paid (CAP)	$(9,751,962)	$7,061,616	$14,864,113

(5)     Amounts reported in this column are based on the average total compensation reported for the company’s non-PEO NEOs in the SCT for the indicated fiscal year and adjusted as shown in the table below to reflect the CAP. In response to the SEC Staff’s C&DIs dated September 27, 2023, we updated our calculation of expected life for 2023 valuations to be in compliance with the new guidance. There were no adjustments from dividends, pension plans or awards that failed to meet applicable vesting conditions.

	Average of non-PEO NEOs
	2023	2022	2021	2020
SCT - Total Compensation	$2,525,661	$2,571,437	$3,747,755	$3,348,422
ꟷ Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(1,508,329)	(1,735,968)	(2,998,095)	(2,767,031)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	3,383,091	1,036,305	3,051,119	4,356,342
+ Fair Value of Awards Granted during the FY that Vested During the FY	171,419	153,884	176,550	188,381
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	1,971,041	(2,575,263)	(295,932)	494,425
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	214,071	(1,163,562)	(229,162)	(132,133)
= Compensation Actually Paid (CAP)	$6,756,954	$(1,713,167)	$3,452,235	$5,488,406

(6)     Pursuant to rules of the SEC, the comparison of TSR assumes $100 was invested in our common stock on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.

(7)     The TSR peer group consists of the Nasdaq Biotechnology Index.

Company Selected Measure Name	Total Revenues
Named Executive Officers, Footnote
(1)	PEO and non-PEO NEOs for the applicable years were as follows:

●   2023: Kathryn Haviland, M.B.A, served as the company’s PEO for the entirety of 2023. The company’s non-PEO NEOs for 2023 were: Michael Landsittel, M.B.A, Fouad Namouni, MD., Christina Rossi, M.B.A, and Percy H. Carter, M.B.A, Ph.D.

●   2022: Jeffrey W. Albers, M.B.A, served as the company’s PEO through April 3, 2022 when Kathryn Haviland became the Company’s PEO. The company’s non-PEO NEOs for 2022 were: Michael Landsittel, M.B.A, Fouad Namouni, MD., Christina Rossi, M.B.A, and Tracey L. McCain, Esq.

●   2021: Jeffrey W. Albers, M.B.A, served as the company’s PEO for the entirety of 2021. The company’s non-PEO NEOs for 2021 were: Michael Landsittel, M.B.A, Percy H. Carter, M.B.A, Ph.D., Fouad Namouni, MD., and Kathryn Haviland, M.B.A.

●

2020: Jeffrey W. Albers, M.B.A, served as the company’s PEO for the entirety of 2020. The company’s non-PEO NEOs for 2020 were: Michael Landsittel, M.B.A, Fouad Namouni, MD., Tracey L. McCain, Esq., and Kathryn Haviland, M.B.A.

Peer Group Issuers, Footnote	(7) The TSR peer group consists of the Nasdaq Biotechnology Index.
Adjustment To PEO Compensation, Footnote

(3)     Amounts reported in this column are based on total compensation reported for Kathryn Haviland in the SCT for 2023 and 2022 since her PEO tenure began on April 4, 2022, and are adjusted as shown in the table below to reflect the CAP. Ms. Haviland’s annual equity awards granted on March 1, 2022 are included in the CAP as they were granted to her in connection with her transition to our PEO. In response to the SEC Staff’s C&DIs dated September 27, 2023, we updated our calculation of expected life for 2023 valuations to be in compliance with the new guidance. There were no adjustments from dividends, pension plans or awards that failed to meet applicable vesting conditions.

	Haviland
	2023	2022
SCT - Total Compensation	$6,432,012	$6,217,694
ꟷ Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(4,916,892)	(5,050,088)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	11,269,918	3,014,690
+ Fair Value of Awards Granted during the FY that Vested During the FY	498,686	447,695
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	3,896,364	(2,376,915)
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	263,278	(1,142,960)
= Compensation Actually Paid (CAP)	$17,443,365	$1,110,115

(4)     Amounts reported in this column are based on total compensation reported for Jeffrey W. Albers, M.B.A, in the SCT for the indicated fiscal years and adjusted as shown in the table below to reflect the CAP. Year 2022 includes compensation and changes in fair value through April 3, 2022, Mr. Albers’ last day as our PEO. There were no adjustments from dividends, pension plans or awards that failed to meet applicable vesting conditions. The amounts are inclusive of an increase of $80,636 in fair value that resulted from the following two modifications to Mr. Albers' awards under FASB ASC Topic 718: (1) in January 2022, when the company announced the transition of Mr. Albers' role from chief executive officer to executive chairman, the company recorded an accounting modification of Mr. Albers’ unvested non-qualified stock option and RSU awards due to continued vesting after significant reduction in Mr. Albers' responsibilities; (2) in December 2022, the company recorded a modification of Mr. Albers’ non-qualified stock option and RSU awards when the company and Mr. Albers entered into an Amendment Agreement, pursuant to which the parties amended the terms of each of the outstanding non-qualified stock option and RSU awards granted to Mr. Albers to provide, among other things, that such non-qualified options and RSU awards will: (i) continue to vest for as long as Mr. Albers continues to provide services to the company as an employee, member of our board of directors or consultant and (ii) with respect to such non-qualified stock options, unless Mr. Albers is terminated for cause, be exercisable until twelve (12) months following the date Mr. Albers ceases to provide services to the company or the applicable expiration date (as defined in the respective agreements), if earlier.

	Albers
	2022	2021	2020
SCT - Total Compensation	$1,594,102	$9,713,304	$6,344,667
ꟷ Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(946,892)	(8,330,904)	(5,146,092)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	544,544	7,762,198	10,547,747
+ Fair Value of Awards Granted during the FY that Vested During the FY	83,931	720,892	827,136
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	(7,407,649)	(1,108,581)	2,923,579
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	(3,700,634)	(1,695,294)	(632,923)
+ Change in Fair Value of Awards Modified during the FY	80,636	-	-
= Compensation Actually Paid (CAP)	$(9,751,962)	$7,061,616	$14,864,113

Non-PEO NEO Average Total Compensation Amount	$ 2,525,661	$ 2,571,437	$ 3,747,755	$ 3,348,422
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,756,954	(1,713,167)	3,452,235	5,488,406
Adjustment to Non-PEO NEO Compensation Footnote

(5)     Amounts reported in this column are based on the average total compensation reported for the company’s non-PEO NEOs in the SCT for the indicated fiscal year and adjusted as shown in the table below to reflect the CAP. In response to the SEC Staff’s C&DIs dated September 27, 2023, we updated our calculation of expected life for 2023 valuations to be in compliance with the new guidance. There were no adjustments from dividends, pension plans or awards that failed to meet applicable vesting conditions.

	Average of non-PEO NEOs
	2023	2022	2021	2020
SCT - Total Compensation	$2,525,661	$2,571,437	$3,747,755	$3,348,422
ꟷ Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(1,508,329)	(1,735,968)	(2,998,095)	(2,767,031)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	3,383,091	1,036,305	3,051,119	4,356,342
+ Fair Value of Awards Granted during the FY that Vested During the FY	171,419	153,884	176,550	188,381
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	1,971,041	(2,575,263)	(295,932)	494,425
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	214,071	(1,163,562)	(229,162)	(132,133)
= Compensation Actually Paid (CAP)	$6,756,954	$(1,713,167)	$3,452,235	$5,488,406

Compensation Actually Paid vs. Total Shareholder Return	PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VS COMPANY TSR
Compensation Actually Paid vs. Net Income	PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VS TOTAL REVENUES
Total Shareholder Return Vs Peer Group	BLUEPRINT TSR VERSUS PEER GROUP TSR
Tabular List, Table

In accordance with the pay versus performance rules, we list below the financial measures that we consider the most important when linking 2023 CAP to the company’s performance:

Most Important Financial Measures

●	Total Revenues (including Product, Collaboration and Other Revenues)
●	Operating Expenses

Total Shareholder Return Amount	$ 115	55	134	140
Peer Group Total Shareholder Return Amount	115	111	125	126
Net Income (Loss)	$ (507,000,000)	$ (558,000,000)	$ (644,000,000)	$ 314,000,000
Company Selected Measure Amount	249,000,000	204,000,000	180,000,000	794,000,000
PEO Name	Kathryn Haviland
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenues (including Product, Collaboration and Other Revenues)
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Expenses
Haviland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,432,012	$ 6,217,694
PEO Actually Paid Compensation Amount	17,443,365	1,110,115
Albers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,594,102	$ 9,713,304	$ 6,344,667
PEO Actually Paid Compensation Amount		(9,751,962)	7,061,616	14,864,113
PEO | Haviland [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,916,892)	(5,050,088)
PEO | Haviland [Member] | Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,269,918	3,014,690
PEO | Haviland [Member] | Fair Value of Awards Granted during the FY that Vested During the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	498,686	447,695
PEO | Haviland [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,896,364	(2,376,915)
PEO | Haviland [Member] | Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,278	(1,142,960)
PEO | Albers [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(946,892)	(8,330,904)	(5,146,092)
PEO | Albers [Member] | Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		544,544	7,762,198	10,547,747
PEO | Albers [Member] | Fair Value of Awards Granted during the FY that Vested During the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		83,931	720,892	827,136
PEO | Albers [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,407,649)	(1,108,581)	2,923,579
PEO | Albers [Member] | Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,700,634)	(1,695,294)	(632,923)
PEO | Albers [Member] | Change in Fair Value of Awards Modified during the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		80,636
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,508,329)	(1,735,968)	(2,998,095)	(2,767,031)
Non-PEO NEO | Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,383,091	1,036,305	3,051,119	4,356,342
Non-PEO NEO | Fair Value of Awards Granted during the FY that Vested During the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,419	153,884	176,550	188,381
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,971,041	(2,575,263)	(295,932)	494,425
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 214,071	$ (1,163,562)	$ (229,162)	$ (132,133)